Offerings	Mar. 24, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.625% Notes due 2034
Amount Registered | shares	580,400,000
Maximum Aggregate Offering Price	$ 579,459,752.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 80,023.39
Offering Note	1(a). Amounts are based on the euro/dollar rate of exchange of EUR1/$1.1608 as of March 24, 2026, as reported by Bloomberg. 1(b). Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended. This "Calculation of Registration Fee Table" shall be deemed to update the "Calculation of Registration Fee Table" in the registrants' Registration Statement on Form S-3 (No. 333-293923), in accordance with Rules 456(b) and 457(r) under the Securities Act. 1(c). No separate consideration will be received for any guarantee of debt securities. Accordingly, pursuant to Rule 457(n) of the Securities Act of 1933, as amended, no separate filing fee is required.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Please see Offering note 1